Related Party Transactions (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Self-insured retention per occurrence			$ 5,000,000
Insurance expense			3,200,000	$ 3,100,000	$ 2,900,000
Prepaid insurance			3,100,000	2,500,000
Health coverage expense			20,100,000	22,300,000	22,800,000
Prepaid health coverage			100,000	2,200,000
Income taxes receivable			$ 700,000	1,000,000
Deferred compensation arrangement, annual vesting percentage			33.33%
Deferred compensation arrangement vesting period			3 years
Deferred compensation arrangement holding period			2 years
Deferred compensation expense			$ 700,000	1,100,000	800,000
Costs incurred by related party			5,600,000
Prepaid balance to related party			400,000
Service Company [Member]
Related Party Transaction [Line Items]
Costs incurred by related party	$ 12,200,000	$ 13,600,000	22,000,000
Prepaid balance to related party	3,500,000		400,000
Parent Company [Member]
Related Party Transaction [Line Items]
Costs incurred by related party	3,700,000	2,100,000
Indianapolis Power And Light Company [Member]
Related Party Transaction [Line Items]
Self-insured retention per occurrence			5,000,000
Insurance expense			3,200,000	3,100,000	2,900,000
Prepaid insurance			3,100,000	2,500,000
Health coverage expense			20,100,000	22,300,000	22,800,000
Prepaid health coverage			100,000	2,200,000
Income taxes receivable			$ 300,000	1,500,000
Deferred compensation arrangement, annual vesting percentage			33.33%
Deferred compensation arrangement vesting period			3 years
Deferred compensation arrangement holding period			2 years
Deferred compensation expense			$ 700,000	$ 1,100,000	$ 800,000
Costs incurred by related party	3,700,000	2,100,000	5,600,000
Prepaid balance to related party	3,500,000		400,000
Indianapolis Power And Light Company [Member] | Service Company [Member]
Related Party Transaction [Line Items]
Costs incurred by related party	$ 11,900,000	$ 13,000,000	$ 22,000,000